                             THE MONEY MARKET FUND
                              INSTITUTIONAL CLASS
                                  A SERIES OF
                            PERFORMANCE FUNDS TRUST

                          SUPPLEMENT DATED MAY 1, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. Please note the reduction in Advisory fee waivers as represented in the table below:

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage price).......................  none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..............................................................................  none
Deferred Sales Load (as a percentage of redemption proceeds)..........................  none
Redemption Fees.......................................................................  none
Exchange Fees.........................................................................  none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees (After Waiver)(3)............................................  0.15%
12b-1 Fees(1).........................................................................  none
Other Expenses(4).....................................................................  0.14%
                                                                                        ----
Total Fund Operating Expenses (After Waiver)(3).......................................  0.29%
                                                                                        ====

---------------

(1) The Consumer Service Class of shares may be subject to Rule 12b-1 Plan distribution fees (annually equal to 0.35% of average net assets of the Fund) to which the Institutional Class is not subject.

(2) Shares of the Institutional Class of the Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser, its affiliates or correspondents. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) Reflects a voluntary reduction (which will remain in effect until further notice) in contractual fee. Had this reduction not been in effect, the investment advisory fee would have been 0.30% and Total Fund Operating Expenses would have been 0.44%.

(4) Certain Service Organizations may receive additional fees from the Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" on Page 11.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund might bear.

EXAMPLE:*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

             1 year........................................................    $3
             3 years.......................................................    $9
             5 years.......................................................   $16
            10 years.......................................................   $37

---------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns. Actual return may be greater or less than the assumed amount.

                            PERFORMANCE FUNDS TRUST

                       SUPPLEMENT DATED JANUARY 10, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     PLEASE NOTE THE FOLLOWING REVISION REGARDING "DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX".

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the declaration date of the distribution or receive such distributions in cash.

                       SUPPLEMENT DATED NOVEMBER 22, 1996
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz as Transfer Agent in the Prospectus shall refer to BISYS. At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.

     PLEASE NOTE THE FOLLOWING REVISIONS OF PROCEDURE, EFFECTIVE IMMEDIATELY. Except as indicated below, all other procedures in the Funds' Prospectuses will remain in effect:

PURCHASES

     Purchase orders for the Money Market Fund received by 1:30 p.m. Eastern Standard Time will become effective that day. Purchase orders for all other Funds received prior to 4:00 p.m. Eastern Time and transmitted to the Distributor prior to 4:00 p.m. Eastern Time will become effective that day.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date or 1:30 p.m. Eastern Standard Time in the case of the Money Market Fund.

     Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians.

EXCHANGE PRIVILEGES

     Exchange by Mail -- A letter of instruction should be sent by mail to BISYS. No signature guarantee is required.

REDEMPTIONS

     By Mail -- Requests should be addressed to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantees will be required when redemptions proceeds are to be sent to an address other than the registered address.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to Performance Funds Trust, c/o BISYS Fund Services, Inc., P.O. Box 182484, Columbus, OH 43218-2484.

626-ALL-SP-01

                            THE MID CAP GROWTH FUND
                             CONSUMER SERVICE CLASS
                                  A SERIES OF
                            PERFORMANCE FUNDS TRUST

                          SUPPLEMENT DATED MAY 1, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. Please note the reduction in Advisory fee waivers as represented in the table below:

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage price).......................  none
Maximum Sales Load Imposed on Reinvested Dividends....................................  none
Deferred Sales Load...................................................................  none
Redemption Fees.......................................................................  none
Exchange Fees.........................................................................  none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees..............................................................  0.75%
12b-1 Fees(3).........................................................................  0.25%
Other Expenses(4).....................................................................  0.34%
                                                                                        ----
Total Fund Operating Expenses (after waiver)(3).......................................  1.34%
                                                                                        ====

(1) The Consumer Service Class of shares may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% of the average net assets of the Fund) to which the Institutional Class is not subject.

(2) Shares of the Consumer Service Class of the Fund may be available through banks or other financial institutions which have entered into a dealer agreement with the Fund. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) 12b-1 fees may be increased to an annual rate of 0.35% of the Fund's average daily net assets and Total Fund Operating Expenses would be 1.44%.

(4) Certain Service Organizations may receive additional fees from the Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" herein.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund will bear.

EXAMPLE:*

     You would pay the following expenses on a $1,000 investment assuming a 5% gross annual return and redemption at the end of each time period:

             1 year.......................................................  $ 14
             3 years......................................................  $ 42
             5 years......................................................  $ 73
            10 years......................................................  $161

---------------

* This example should not be considered a representation of actual expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of future annual returns. Actual return may be greater or less than the assumed amount.

                             PERFORMANCE FUNDS TRUST

                        SUPPLEMENT DATED JANUARY 10, 1997
                     TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     PLEASE NOTE THE FOLLOWING REVISION REGARDING "DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX".

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the declaration date of the distribution or receive such distributions in cash.

                       SUPPLEMENT DATED NOVEMBER 22, 1996
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz as Transfer Agent in the Prospectus shall refer to BISYS. At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.

     PLEASE NOTE THE FOLLOWING REVISIONS OF PROCEDURE, EFFECTIVE IMMEDIATELY. Except as indicated below, all other procedures in the Funds' Prospectuses will remain in effect:

PURCHASES

     Purchase orders for the Money Market Fund received by 1:30 p.m. Eastern Standard Time will become effective that day. Purchase orders for all other Funds received prior to 4:00 p.m. Eastern Time and transmitted to the Distributor prior to 4:00 p.m. Eastern Time will become effective that day.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date or 1:30 p.m. Eastern Standard Time in the case of the Money Market Fund.

     Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians.

EXCHANGE PRIVILEGES

     Exchange by Mail -- A letter of instruction should be sent by mail to BISYS. No signature guarantee is required.

REDEMPTIONS

     By Mail -- Requests should be addressed to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantees will be required when redemptions proceeds are to be sent to an address other than the registered address.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to Performance Funds Trust, c/o BISYS Fund Services, Inc., P.O. Box 182484, Columbus, OH 43218-2484.

626-ALL-SP-01

                            THE MID CAP GROWTH FUND
                              INSTITUTIONAL CLASS
                                  A SERIES OF
                            PERFORMANCE FUNDS TRUST

                          SUPPLEMENT DATED MAY 1, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. Please note the reduction in Advisory fee waivers as represented in the table below:

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage price).......................  none
Maximum Sales Load Imposed on Reinvested Dividends....................................  none
Deferred Sales Load...................................................................  none
Redemption Fees.......................................................................  none
Exchange Fees.........................................................................  none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees..............................................................  0.75%
12b-1 Fees............................................................................  none
Other Expenses(3).....................................................................  0.34%
                                                                                        ----
Total Fund Operating Expenses.........................................................  1.09%
                                                                                        ====

(1) The Consumer Service Class of shares may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% of the average net assets of the Fund) to which the Institutional Class is not subject.

(2) Shares of the Institutional Class of the Fund may be available through a trust, investment management or other fiduciary account managed or administered by the Adviser or its affiliates or correspondents. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) Certain Service Organizations may receive additional fees from the Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" herein.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund will bear.

EXAMPLE:*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

             1 year.......................................................  $ 11
             3 years......................................................  $ 35
             5 years......................................................  $ 60
            10 years......................................................  $133

---------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns. Actual return may be greater or less than the assumed amount.

                             PERFORMANCE FUNDS TRUST

                        SUPPLEMENT DATED JANUARY 10, 1997
                     TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     PLEASE NOTE THE FOLLOWING REVISION REGARDING "DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX".

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the declaration date of the distribution or receive such distributions in cash.

                       SUPPLEMENT DATED NOVEMBER 22, 1996
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz as Transfer Agent in the Prospectus shall refer to BISYS. At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.

     PLEASE NOTE THE FOLLOWING REVISIONS OF PROCEDURE, EFFECTIVE IMMEDIATELY. Except as indicated below, all other procedures in the Funds' Prospectuses will remain in effect:

PURCHASES

     Purchase orders for the Money Market Fund received by 1:30 p.m. Eastern Standard Time will become effective that day. Purchase orders for all other Funds received prior to 4:00 p.m. Eastern Time and transmitted to the Distributor prior to 4:00 p.m. Eastern Time will become effective that day.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date or 1:30 p.m. Eastern Standard Time in the case of the Money Market Fund.

     Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians.

EXCHANGE PRIVILEGES

     Exchange by Mail -- A letter of instruction should be sent by mail to BISYS. No signature guarantee is required.

REDEMPTIONS

     By Mail -- Requests should be addressed to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantees will be required when redemptions proceeds are to be sent to an address other than the registered address.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to Performance Funds Trust, c/o BISYS Fund Services, Inc., P.O. Box 182484, Columbus, OH 43218-2484.

626-ALL-SP-01

                     THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                                THE EQUITY FUND
                              INSTITUTIONAL CLASS
                                  A SERIES OF
                            PERFORMANCE FUNDS TRUST

                          SUPPLEMENT DATED MAY 1, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. Please note the reduction in Advisory fee waivers as represented in the table below:

                                   FEE TABLE

                                                             THE             THE
                                                          SHORT TERM     INTERMEDIATE         THE
                                                             FUND            FUND         EQUITY FUND
                                                          ----------     ------------     -----------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases.................     none            none             none
Maximum Sales Load Imposed on Reinvested Dividends......     none            none             none
Deferred Sales Load.....................................     none            none             none
Redemption Fees.........................................     none            none             none
Exchange Fees...........................................     none            none             none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees (after waiver)(3)..............     0.40%           0.45%            0.60%
12b-1 Fees..............................................     none            none             none
Other Expenses(4).......................................     0.31%           0.37%            0.31%
                                                             ----            ----             ----
Total Fund Operating Expenses (after waiver)(3).........     0.71%           0.82%            0.91%
                                                             ====            ====             ====

---------------

(1) The Consumer Service Class of shares may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% of average net assets of each Fund) to which the Institutional Class is not subject.

(2) Shares of the Institutional Class of each Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser or its correspondents or affiliates. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) Reflects a voluntary reduction for the Intermediate Fund (which will remain in effect until further notice) in contractual fee. Had this reduction not been in effect, investment advisory fees would have been: 0.50% and Total Fund Operating Expenses would have been 0.87%.

(4) Certain Service Organizations may receive additional fees from a Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" on Page 21.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Funds will bear.

EXAMPLE:*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

                                             THE                THE
                                          SHORT TERM     INTERMEDIATE TERM         THE
                     PORTFOLIO               FUND              FUND            EQUITY FUND
            ----------------------------  ----------     -----------------     -----------
             1 year.....................     $  7              $   8              $   9
             3 years....................     $ 23              $  26              $  29
             5 years....................     $ 40              $  46              $  50
            10 years....................     $ 88              $ 101              $ 112

---------------

 * This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns. Actual return may be greater or less than the assumed amount.

                            PERFORMANCE FUNDS TRUST

                       SUPPLEMENT DATED JANUARY 10, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     PLEASE NOTE THE FOLLOWING REVISION REGARDING "DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX".

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the declaration date of the distribution or receive such distributions in cash.

                       SUPPLEMENT DATED NOVEMBER 22, 1996
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz as Transfer Agent in the Prospectus shall refer to BISYS. At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.

     PLEASE NOTE THE FOLLOWING REVISIONS OF PROCEDURE, EFFECTIVE IMMEDIATELY. Except as indicated below, all other procedures in the Funds' Prospectuses will remain in effect:

PURCHASES

     Purchase orders for the Money Market Fund received by 1:30 p.m. Eastern Standard Time will become effective that day. Purchase orders for all other Funds received prior to 4:00 p.m. Eastern Time and transmitted to the Distributor prior to 4:00 p.m. Eastern Time will become effective that day.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date or 1:30 p.m. Eastern Standard Time in the case of the Money Market Fund.

     Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians.

EXCHANGE PRIVILEGES

     Exchange by Mail -- A letter of instruction should be sent by mail to BISYS. No signature guarantee is required.

REDEMPTIONS

     By Mail -- Requests should be addressed to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantees will be required when redemptions proceeds are to be sent to an address other than the registered address.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to Performance Funds Trust, c/o BISYS Fund Services, Inc., P.O. Box 182484, Columbus, OH 43218-2484.

626-ALL-SP-01

                     THE SHORT TERM GOVERNMENT INCOME FUND
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                                THE EQUITY FUND
                             CONSUMER SERVICE CLASS
                                  A SERIES OF
                            PERFORMANCE FUNDS TRUST

                          SUPPLEMENT DATED MAY 1, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. Please note the reduction in Advisory fee waivers as represented in the table below:

                                 FUND EXPENSES

     The following expense table lists the estimated costs and expenses that an investor in the Consumer Service Class may incur either directly or indirectly as a shareholder of a Fund. The information is based on expenses incurred during the fiscal year ended May 31, 1996. Actual expenses in the future may be greater or less than those shown. Shareholders in the Consumer Service Class of the Funds may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% of the average net assets of a Fund), to which the Institutional Class is not subject. The Institutional Class of shares is only available to certain qualified investors.

                                   FEE TABLE

                                                                              THE
                                                            THE SHORT     INTERMEDIATE     THE EQUITY
                                                            TERM FUND      TERM FUND          FUND
                                                            ---------     ------------     ----------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage
  price)..................................................     none           none            none
Maximum Sales Load Imposed on Reinvested Dividends........     none           none            none
Deferred Sales Load.......................................     none           none            none
Redemption Fees...........................................     none           none            none
Exchange Fees.............................................     none           none            none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees (after waiver)(3)................     0.40%          0.45%           0.60%
12b-1 Fees(1).............................................     0.25%          0.25%           0.25%
Other Expenses(4).........................................     0.31%          0.37%           0.31%
                                                               ----           ----            ----
Total Fund Operating Expenses (after waiver)(3)...........     0.96%          1.07%           1.16%
                                                               ====           ====            ====

---------------

(1) The Consumer Service Class of shares may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% of the average net assets of each Fund) to which the Institutional Class is not subject.

(2) Shares of the Consumer Service Class of each Fund may be available through banks or other financial institutions which have entered into a dealer agreement with PFD. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) Reflects a voluntary reduction for the Short Term Fund, Intermediate Fund and Equity Fund (which will remain in effect until further notice) in contractual fee. Had this reduction not been in effect, investment advisory fees would have been 0.50% for the Intermediate and Total Fund Operating Expenses would have been 1.06%, 1.22% and 1.26%, respectively.

(4) Certain Service Organizations may receive additional fees from a Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Funds -- Service Organizations" herein.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Funds will bear.

EXAMPLE*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

                                                          THE          THE         THE
                                                         SHORT     INTERMEDIATE   EQUITY
                            PORTFOLIO                  TERM FUND    TERM FUND      FUND
            -----------------------------------------  ---------   ------------   ------
             1 year..................................    $  10         $ 11        $ 12
             3 years.................................    $  30         $ 34        $ 37
             5 years.................................    $  53         $ 58        $ 64
            10 years.................................    $ 117         $129        $141

---------------

* This example should not be considered a representation of actual expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of future annual returns. Actual return may be greater or less than the assumed amount.

                            PERFORMANCE FUNDS TRUST

                       SUPPLEMENT DATED JANUARY 10, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     PLEASE NOTE THE FOLLOWING REVISION REGARDING "DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX".

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the declaration date of the distribution or receive such distributions in cash.

                       SUPPLEMENT DATED NOVEMBER 22, 1996
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz as Transfer Agent in the Prospectus shall refer to BISYS. At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.

     PLEASE NOTE THE FOLLOWING REVISIONS OF PROCEDURE, EFFECTIVE IMMEDIATELY. Except as indicated below, all other procedures in the Funds' Prospectuses will remain in effect:

PURCHASES

     Purchase orders for the Money Market Fund received by 1:30 p.m. Eastern Standard Time will become effective that day. Purchase orders for all other Funds received prior to 4:00 p.m. Eastern Time and transmitted to the Distributor prior to 4:00 p.m. Eastern Time will become effective that day.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date or 1:30 p.m. Eastern Standard Time in the case of the Money Market Fund.

     Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians.

EXCHANGE PRIVILEGES

     Exchange by Mail -- A letter of instruction should be sent by mail to BISYS. No signature guarantee is required.

REDEMPTIONS

     By Mail -- Requests should be addressed to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantees will be required when redemptions proceeds are to be sent to an address other than the registered address.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to Performance Funds Trust, c/o BISYS Fund Services, Inc., P.O. Box 182484, Columbus, OH 43218-2484.

626-ALL-SP-01

                               CENTURA SHARES OF
                             THE MONEY MARKET FUND
                              INSTITUTIONAL CLASS
                                  A SERIES OF
                            PERFORMANCE FUNDS TRUST

                          SUPPLEMENT DATED MAY 1, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. Please note the reduction in Advisory fee waivers as represented in the table below:

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage price)....................    none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)...........................................................................    none
Deferred Sales Load (as a percentage of redemption proceeds).......................    none
Redemption Fees....................................................................    none
Exchange Fees......................................................................    none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees (After Waiver)(3).........................................    0.15%
12b-1 Fees(1)......................................................................    none
Other Expenses(4)..................................................................    0.14%
                                                                                     ------
Total Fund Operating Expenses (After Waiver)(3)....................................    0.29%
                                                                                      =====

---------------

(1) The Consumer Service Class of shares may be subject to Rule 12b-1 Plan distribution fees (annually equal to 0.35% of average net assets of the Fund) to which the Institutional Class is not subject.

(2) Shares of the Institutional Class of the Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser, its affiliates or correspondents. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) Reflects a voluntary reduction (which will remain in effect until further notice) in contractual fee. Had this reduction not been in effect, the investment advisory fee would have been 0.30% and Total Fund Operating Expenses would have been 0.44%.

(4) Certain Service Organizations may receive additional fees from the Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" on Page 11.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund might bear.

EXAMPLE:*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

             1 year.......................................................  $ 3
             3 years......................................................  $ 9
             5 years......................................................  $16
            10 years......................................................  $37

---------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns. Actual return may be greater or less than the assumed amount.

                            PERFORMANCE FUNDS TRUST

                       SUPPLEMENT DATED JANUARY 10, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     PLEASE NOTE THE FOLLOWING REVISION REGARDING "DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX".

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the declaration date of the distribution or receive such distributions in cash.

                       SUPPLEMENT DATED NOVEMBER 22, 1996
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz as Transfer Agent in the Prospectus shall refer to BISYS. At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.

     PLEASE NOTE THE FOLLOWING REVISIONS OF PROCEDURE, EFFECTIVE IMMEDIATELY. Except as indicated below, all other procedures in the Funds' Prospectuses will remain in effect:

PURCHASES

     Purchase orders for the Money Market Fund received by 1:30 p.m. Eastern Standard Time will become effective that day. Purchase orders for all other Funds received prior to 4:00 p.m. Eastern Time and transmitted to the Distributor prior to 4:00 p.m. Eastern Time will become effective that day.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date or 1:30 p.m. Eastern Standard Time in the case of the Money Market Fund.

     Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians.

EXCHANGE PRIVILEGES

     Exchange by Mail -- A letter of instruction should be sent by mail to BISYS. No signature guarantee is required.

REDEMPTIONS

     By Mail -- Requests should be addressed to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantees will be required when redemptions proceeds are to be sent to an address other than the registered address.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to Performance Funds Trust, c/o BISYS Fund Services, Inc., P.O. Box 182484, Columbus, OH 43218-2484.

626-ALL-SP-01

                               CENTURA SHARES OF
                             THE MONEY MARKET FUND
                             CONSUMER SERVICE CLASS
                                  A SERIES OF
                            PERFORMANCE FUNDS TRUST

                          SUPPLEMENT DATED MAY 1, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. Please note the reduction in Advisory fee waivers as represented in the table below:

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchase (as a percentage of offering price)............  none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..............................................................................  none
Deferred Sales Load (as a percentage of redemption proceeds)..........................  none
Redemption Fees.......................................................................  none
Exchange Fees.........................................................................  none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees (after waiver)(3)............................................  0.15%
12b-1 Fees(1).........................................................................  0.25%
Other Expenses(4).....................................................................  0.15%
                                                                                        ----
Total Fund Operating Expenses (after waiver)(3).......................................  0.55%
                                                                                        ====

---------------

(1) The Consumer Service Class of shares may be subject to certain Rule 12b-1 Plan distribution fees (annually equal to 0.35% of average net assets of each Fund) to which the Institutional Class is not subject.

(2) Shares of the Consumer Service Class of the Fund may be available through banks or other financial institutions which have entered into a dealer agreement with the Distributor. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) Reflects a voluntary reduction (which will remain in effect until further notice) in contractual fee. Had this reduction and 12b-1 waivers not been in effect, the investment advisory fee would have been 0.30% and Total Fund Operating Expenses would have been 0.80%.

(4) Certain Service Organizations may receive additional fees from the Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" herein.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund might bear.

EXAMPLE:*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

             1 year........................................................  $  6
             3 years.......................................................  $ 18
             5 years.......................................................  $ 31
            10 years.......................................................  $ 69

---------------

* This example should not be considered a representation of actual expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of future annual returns. Actual return may be greater or less than the assumed amount.

                            PERFORMANCE FUNDS TRUST

                       SUPPLEMENT DATED JANUARY 10, 1997
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     PLEASE NOTE THE FOLLOWING REVISION REGARDING "DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX".

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the declaration date of the distribution or receive such distributions in cash.

                       SUPPLEMENT DATED NOVEMBER 22, 1996
                    TO PROSPECTUSES DATED SEPTEMBER 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz as Transfer Agent in the Prospectus shall refer to BISYS. At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.

     PLEASE NOTE THE FOLLOWING REVISIONS OF PROCEDURE, EFFECTIVE IMMEDIATELY. Except as indicated below, all other procedures in the Funds' Prospectuses will remain in effect:

PURCHASES

     Purchase orders for the Money Market Fund received by 1:30 p.m. Eastern Standard Time will become effective that day. Purchase orders for all other Funds received prior to 4:00 p.m. Eastern Time and transmitted to the Distributor prior to 4:00 p.m. Eastern Time will become effective that day.

     Please call 1-800-737-3676 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-737-3676 prior to 4:00 p.m. Eastern Standard Time, of the wire date or 1:30 p.m. Eastern Standard Time in the case of the Money Market Fund.

     Payments to open new accounts should be sent to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484, together with a completed application.

     Purchases made by check in any Fund are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days.

     No third party or foreign checks are accepted.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians.

EXCHANGE PRIVILEGES

     Exchange by Mail -- A letter of instruction should be sent by mail to BISYS. No signature guarantee is required.

REDEMPTIONS

     By Mail -- Requests should be addressed to Performance Funds Trust, P.O. Box 182484, Columbus, OH 43218-2484. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantees will be required when redemptions proceeds are to be sent to an address other than the registered address.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to Performance Funds Trust, c/o BISYS Fund Services, Inc., P.O. Box 182484, Columbus, OH 43218-2484.

626-ALL-SP-01